NOTE 7 – CONVERTIBLE NOTE (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Long-Term Debt, Gross	$ 364,883	$ 202,492	$ 442,151
Amortization of Debt Discount (Premium)		$ 0	$ 372,290
Convertible Note One [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross	284,760
Interest on Convertible Debt, Net of Tax	$ 34,760
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Debt Instrument, Payment Terms	Accrued, unpaid interest and outstanding principal shall be paid in 10 payments each in the amount of $31,893.10. The first payment shall be due on July 16, 2023
Debt Instrument, Periodic Payment	$ 31,893.10
Debt Instrument, Convertible, Terms of Conversion Feature	The note is convertible at the option of the holders at any time following an event of default, and the conversion price is 75% multiplied by the lowest trading price of Company’s common stock during the 10 trading days prior to the conversion date.
Interest Expense	$ 3,417
Amortization of Debt Discount (Premium)	$ 3,476